Document and Entity Information	Apr. 03, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 03, 2023
Entity Registrant Name	CORE LABORATORIES N.V.
Entity Tax Identification Number	00-0000000
Entity Central Index Key	0001000229
Entity Emerging Growth Company	false
Securities Act File Number	001-14273
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Address, Address Line One	Van Heuven Goedhartlaan 7 B
Entity Address, City or Town	Amstelveen
Entity Address, Country	NL
Country Region	31
City Area Code	20
Local Phone Number	420-3191
Entity Incorporation, State or Country Code	P7
Entity Address, Postal Zip Code	1181 LE
Title of 12(b) Security	Common Stock (Par Value EUR 0.02)
Trading Symbol	CLB
Security Exchange Name	NYSE